Composition of Certain Financial Statement Captions - Changes in Allowance for Doubtful Accounts, Provision for Inventory Reserve and Tax Valuation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts
Allowance for doubtful accounts for inventory reserve and tax valuation
Beginning balance	$ (1,671)	$ (1,946)
Charged to expense	(891)	(932)
Written-off	1,063	1,110
Charged to other	53	97
Ending balance	(1,446)	(1,671)
Inventory reserve
Allowance for doubtful accounts for inventory reserve and tax valuation
Beginning balance	(945)	(1,051)
Charged to expense	(5,390)	(20)
Written-off	(230)	296
Charged to other	0	(170)
Ending balance	(6,565)	(945)
Tax valuation allowance
Allowance for doubtful accounts for inventory reserve and tax valuation
Beginning balance	(55,415)	(42,147)
Charged to expense	(82,358)	7,726
Written-off	0	0
Charged to other	(4,289)	(20,994)
Ending balance	$ (142,062)	$ (55,415)